Investment Strategy - WisdomTree Efficient Gold Plus TIPS Fund	Dec. 10, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]

The Fund is actively managed using a model-based approach. The Fund seeks to achieve its investment objective by investing, either directly or through a wholly-owned subsidiary, in a portfolio composed of (i) inflation-protected U.S. Treasury Bonds (“TIPS”), other debt securities issued by the U.S. Treasury, including bills, notes, bonds, and floating rate public obligations of the U.S. Treasury (“Floating Rate Notes”), and derivatives that provide exposure to such investments, such as inflation swaps, and (ii) U.S.-listed gold futures contracts. The Fund uses U.S.-listed gold futures contracts and other derivatives, such as swaps, to enhance the capital efficiency of the Fund. Capital efficiency is the ability for an investment to gain exposure to a particular market while using fewer assets. Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in a combination of U.S.-listed gold futures contracts and U.S. Treasury securities, as well as other investments that, combined, have economic characteristics that are substantially similar to those of gold and TIPS or other debt securities issued by the U.S. Treasury.

The Fund invests in inflation-protected public obligations of the U.S. Treasury, commonly known as “TIPS” with a focus on bonds maturing in less than five years. TIPS are designed to provide inflation protection to investors. TIPS are income-generating securities whose interest and principal payments are adjusted for inflation, which is defined as a sustained increase in prices that erodes the purchasing power of money. The inflation adjustment, which is typically applied to the principal of the bond, follows a designated inflation index, the Consumer Price Index (“CPI”), and is applied to the TIPS’ principal payments according to changes in CPI. A fixed coupon rate is applied to the inflation-adjusted principal so that, as inflation rises, both the principal value and the interest payments increase. This inflation adjustment feature seeks to provide investors with a hedge against inflation while preserving the purchasing power of their investment. Because of this inflation adjustment feature, inflation-protected bonds typically have lower yields than conventional fixed-rate bonds.

The Fund will invest in long-only gold futures contracts. Contract selection is based on implied carry, which is the potential return (or loss) that an investor would earn by holding the reference asset (i.e., gold) until the futures contract expires. The Fund will not invest directly in physical commodities.

The Fund seeks to have approximately equal exposure to TIPS and gold. The Fund’s portfolio will be rebalanced quarterly to implement the results of the model. As a result, between quarterly rebalances, the Fund’s allocations to TIPS and gold may vary from the targeted approximately equal exposure. To the extent the Fund’s exposure deviates from the targeted allocation by greater than 10%, the Adviser may determine to rebalance the Fund’s portfolio intra-quarter to more closely align its holdings with the targeted approximately equal exposure.

To maintain exposure to a futures contract, the Fund must sell the position in the expiring contract and buy a new position in a contract with a later delivery month, which is referred to as “rolling.” The Fund expects to employ an “enhanced roll” process by attempting to roll from an expiring futures contract to another futures contract in seeking to generate a greater yield for the Fund. This roll process, generally implemented monthly, aims to maximize the potential roll benefits in backwardated markets and minimize potential losses in contango markets by rolling, as applicable, to the futures contract on a particular commodity which generates the maximum implied yield. Futures contracts trade either in contango, where forward month futures contracts cost more than the current month (leading to negative roll yield) or in backwardation, where forward month futures contracts trade at a discount to the current month (leading to positive roll yield). It is generally the supply and demand factor that determines whether a futures contract is in contango or backwardation.

The Fund intends to utilize its investment in TIPS, other Treasury securities, and cash as collateral or margin for its investments in gold futures contracts.

The Fund seeks to gain exposure to gold markets, in whole or in part, through investments in a subsidiary organized in the Cayman Islands (the “WisdomTree Subsidiary”). The WisdomTree Subsidiary is wholly owned and controlled by the Fund. The Fund’s investment in the WisdomTree Subsidiary may not exceed 25% of the Fund’s total assets at each quarter-end of the Fund’s fiscal year. The Fund’s investment in the WisdomTree Subsidiary is intended to provide the Fund with exposure to the investment returns of gold while enabling the Fund to satisfy source-of-income requirements that apply to regulated investment companies (“RICs”) under the Internal Revenue Code of 1986, as amended (the “Code”). Except as noted, references to the investment strategies and risks of the Fund include the investment strategies and risks of the WisdomTree Subsidiary.

Strategy Portfolio Concentration [Text]	Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in a combination of U.S.-listed gold futures contracts and U.S. Treasury securities, as well as other investments that, combined, have economic characteristics that are substantially similar to those of gold and TIPS or other debt securities issued by the U.S. Treasury.